Credit related Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]	in € m. Jun 30, 2024 Dec 31, 2023 Irrevocable lending commitments 214,111 206,084 Revocable lending commitments 49,866 49,325 Contingent liabilities 69,205 65,131 Total 333,182 320,540